Reconciliations and Changes in NTT CDBP's Projected Benefit Obligation and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 202,403	¥ 196,064
Service cost	9,879	9,491	9,244
Interest cost	3,789	3,831	3,894
Actuarial (gain) loss	8,710	2,150
Other	852	271
Benefit payments	(11,542)	(10,095)
Projected benefit obligation, end of year	214,805	202,403	196,064
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	81,262	77,813
Actual return on plan assets	6,975	1,095
Employer contributions	5,323	5,254
Internal adjustment due to transfer of employees within the NTT group	171	105
Benefit payments	(11,542)	(10,095)
Fair value of plan assets, end of year	90,345	81,262	77,813
Funded status, end of year	(124,460)	(121,141)
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Change in benefit obligations:
Projected benefit obligation, beginning of year	102,784	97,299
Service cost	3,585	3,478	3,256
Interest cost	1,891	1,897	1,849
Actuarial (gain) loss	10,844	2,104
Internal adjustment due to transfer of employees within the NTT group	(487)	(630)
Other	71	211
Benefit payments	(1,749)	(1,575)
Projected benefit obligation, end of year	116,939	102,784	97,299
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	63,864	62,942
Actual return on plan assets	7,439	1,469
Employer contributions	841	834
Employee contributions	420	416	413
Internal adjustment due to transfer of employees within the NTT group	(651)	(433)
Other	71	211
Benefit payments	(1,749)	(1,575)
Fair value of plan assets, end of year	70,235	63,864	62,942
Funded status, end of year	¥ (46,704)	¥ (38,920)